Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2012 Copyrights Minimum	Dec. 31, 2012 Copyrights Maximum	Dec. 31, 2012 Game engine	Dec. 31, 2012 Non-compete agreements Minimum	Dec. 31, 2012 Non-compete agreements Maximum	Dec. 31, 2012 Completed game Minimum	Dec. 31, 2012 Completed game Maximum
Acquired Finite-Lived Intangible Assets
Estimated useful life					5 years	7 years	5 years	3 years	7 years 4 months 24 days	1 year 7 months 6 days	4 years
Impairment of long-lived assets and intangible assets
Impairment charges of intangible assets			11,201,856	1,649,923
Impairment charge of long-lived assets			8,117,828
Goodwill
Goodwill impairment charges	$ 6,544,028	40,769,946